Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Related Party Transactions [Line Items]
Schedule Of Related Party Transactions Income Expenses
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2021, and 2022:

	Three months ended June 30,		Six months ended June 30,
	2021	2022	2021	2022

	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$—	$(18)	$—	$(36)
Ocean Yield Malta Limited	(315)	(370)	(623)	(654)
Ultrabulk A/S ( Ultranav Business Support ApS)	—	(54)	—	(303)
Naviera Ultranav Limitada	—	—	—	(15)
Norton Lilly International Inc.	—	(130)	—	(130)

Total	$(315)	(572)	$(623)	(1,138)

Schedule of Related Party Transaction Due From Related Party
The following table sets out the balances due from related parties as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$8,450	$11,895
Unigas Pool	8,049	5,393
Dan Unity	109	18
Naviera Ultranav Limitada	128	—

Total	$16,736	$17,306

Schedule of Related Party Transaction Due To Related Party
The following table sets out the balances due to related parties as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$55,074	$51,869
Naviera Ultranav Limitada	27	150

Total	$55,101	$52,019